N-2	Apr. 10, 2025
Cover [Abstract]
Entity Central Index Key	0002035632
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock CQS Asset Backed Securities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Fees and Expenses
Footnote (1) to the table of the “FEES AND EXPENSES” section on page 11 of the Prospectus is amended and restated as follows:

(1)
Class A Share investments may be subject to a maximum sales charge of 2.50%. Such sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor. Class U Shares and Class I Shares are each not subject to a sales load; however, investors purchasing Shares through certain brokers or selling agents (“financial intermediaries”) could be required to pay transactional or other fees on purchases and sales of Class U Shares or Class I Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the fund and not deducted therefrom. Potential investors should consult with their financial intermediary about the sales load and any additional fees or charges their financial intermediary might impose on each class of Shares.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Prospectus Summary - Investment Objective and Principal Investment Strategies
Investment Program - Principal Investment Strategies
The following disclosure will be added after: (i) the fourth paragraph of the Cover Page of the Prospectus on page i of the Prospectus; (ii) the third paragraph under “Investment Objective and Principal Investment Strategies” in the “PROSPECTUS SUMMARY” section on pages
1-2
of the Prospectus; and (iii) the third paragraph under “Principal Investment Strategies” in the “INVESTMENT PROGRAM” section on page 14 of the Prospectus, as follows:
The investment objective of the fund is a fundamental policy and as such cannot be changed without the approval of the holders of a majority of the fund’s outstanding voting securities, which as used in this Prospectus, means the lesser of (a) 67% of the shares of the fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the fund (the “Required Shareholder Vote”).
The following policy of the fund is a fundamental policy and as such cannot be changed without the Required Shareholder Vote.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
ABS-Related
Investments. To the extent the fund’s investments in derivatives and other synthetic instruments provide investment exposure to
ABS-Related
Investments, such derivatives and synthetic instruments will be counted toward satisfaction of this 80% policy.
The following disclosure in the third paragraph under “Investment Objective and Principal Investment Strategies” in the “PROSPECTUS SUMMARY” section on pages
1-2
of the Prospectus shall be deleted:
The Board may change the investment objective of the fund without shareholder approval.
Similarly, the following disclosure in the second paragraph under “Background on
ABS-Related
Investments” in the “INVESTMENT PROGRAM” section on page 15 of the Prospectus shall also be deleted:
The Board of Trustees of the fund (the “Board”) may change the investment objective of the fund without shareholder approval.
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